Net gains/(losses) on financial instruments classified as available for sale	12 Months Ended
Dec. 31, 2018
Net gains/(losses) on financial instruments classified as available for sale [Abstract]
Net gains/(losses) on financial instruments classified as available for sale

11.   Net gains/(losses) on financial instruments classified as available for sale

	R$ thousand
	Years ended December 31
	2017	2016
Fixed income securities (1)	49,963	(1,918,595)
Equity securities (1)	437,054	459,223
Dividends received	83,341	117,972
Total	570,358	(1,341,400)

 (1) In 2017, includes impairment losses of R$1,729,039 thousand and, in 2016, R$2,106,107 thousand.